Form N-CSR Cover	12 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Document Period End Date	Jun. 30, 2024